Trading Assets (Tables)	6 Months Ended
Jun. 30, 2018
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Disclosure of Trading Assets

	30 June 2018 £m	31 December 2017 £m
Securities purchased under resale agreements	3,740	8,870
Debt securities	–	5,156
Equity securities	8,264	9,662
Cash collateral associated with trading balances	7,082	6,156
Short-term loans	72	711
	19,158	30,555